Loan interest income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of interest and other income

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Contractual interest earned	298,975	312,256	243,115

Amortization
Amortization of fair value hedge	(202)	(232)	(259)
Amortization of loan origination fees (net of amortized costs)	4,953	5,015	6,026
Amortization of fair value adjustment on purchased loans	386	322	508
Total loan interest income	304,112	317,361	249,390

Balance of unamortized fair value hedge included in loans as at year end	402	604	836
Balance of unamortized loan fees included in loans as at year end	9,373	10,822	11,878